Gotham Enhanced 500 ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Advertising - 0.2%
Omnicom Group, Inc.(a)	4,689	$420,603
The Interpublic Group of Companies, Inc.(a)	8,914	259,308
		679,911

Aerospace & Defense - 1.2%
General Dynamics Corp.	831	241,106
Howmet Aerospace, Inc.	8,829	685,395
L3Harris Technologies, Inc.	579	130,032
Lockheed Martin Corp.	5,383	2,514,399
Northrop Grumman Corp.	1,298	565,863
RTX Corp.	4,080	409,591
The Boeing Co.(b)	1,834	333,807
TransDigm Group, Inc.	167	213,361
		5,093,554

Agriculture - 1.6%
Altria Group, Inc.	44,764	2,039,000
Archer-Daniels-Midland Co.	13,082	790,807
Bunge Global SA(a)	439	46,872
Philip Morris International, Inc.	36,886	3,737,658
		6,614,337

Airlines - 0.1%
American Airlines Group, Inc.(b)	2,101	23,804
Delta Air Lines, Inc.	3,177	150,717
Southwest Airlines Co.	1,927	55,132
United Airlines Holdings, Inc.(b)	881	42,869
		272,522

Apparel - 0.8%
Deckers Outdoor Corp.(b)	574	555,603
Nike, Inc. - Class B	32,813	2,473,116
Ralph Lauren Corp.(a)	1,411	247,010
Tapestry, Inc.	5,622	240,565
		3,516,294

Auto Manufacturers - 1.3%
Cummins, Inc.	3,119	863,745
Ford Motor Co.	12,194	152,913
General Motors Co.	9,550	443,693
PACCAR, Inc.	10,356	1,066,046
Tesla, Inc.(b)	15,292	3,025,981
		5,552,378

Auto Parts & Equipment - 0.1%
Aptiv PLC(b)	864	60,843
BorgWarner, Inc.	4,878	157,267
		218,110

Banks - 4.0%
Bank of America Corp.	68,561	2,726,671
Citigroup, Inc.	16,796	1,065,874
Citizens Financial Group, Inc.	4,070	146,642
Fifth Third Bancorp	5,931	216,422

Huntington Bancshares, Inc.	4,726	62,289
JPMorgan Chase & Co.	26,624	5,384,970
KeyCorp	8,164	116,011
M&T Bank Corp.	1,424	215,537
Morgan Stanley	14,159	1,376,113
Northern Trust Corp.	1,785	149,904
Regions Financial Corp.	3,259	65,310
State Street Corp.	1,315	97,310
The Bank of New York Mellon Corp.	6,651	398,328
The Goldman Sachs Group, Inc.	2,924	1,322,584
The PNC Financial Services Group, Inc.	3,475	540,293
Truist Financial Corp.	11,638	452,136
U.S. Bancorp	13,574	538,888
Wells Fargo & Co.	30,920	1,836,339
		16,711,621

Beverages - 1.4%
Brown-Forman Corp. - Class B(a)	9,557	412,767
Constellation Brands, Inc. - Class A	498	128,125
Keurig Dr Pepper, Inc.	4,890	163,326
Molson Coors Brewing Co. - Class B(a)	4,643	236,004
Monster Beverage Corp.(b)	3,148	157,243
PepsiCo, Inc.	4,183	689,902
The Coca-Cola Co.	64,443	4,101,797
		5,889,164

Biotechnology - 0.9%
Amgen, Inc.	1,626	508,044
Biogen, Inc.(b)	451	104,551
Bio-Rad Laboratories, Inc. - Class A(b)	89	24,307
Corteva, Inc.	2,136	115,216
Gilead Sciences, Inc.	27,428	1,881,835
Incyte Corp.(b)	1,960	118,815
Moderna, Inc.(b)	1,162	137,987
Regeneron Pharmaceuticals, Inc.(b)	326	342,636
Vertex Pharmaceuticals, Inc.(b)	767	359,508
		3,592,899

Building Materials - 0.6%
Builders FirstSource, Inc.(b)	2,905	402,081
Carrier Global Corp.	2,580	162,746
Johnson Controls International PLC	2,097	139,388
Martin Marietta Materials, Inc.	186	100,775
Masco Corp.	5,264	350,951
Mohawk Industries, Inc.(b)	1,128	128,129
Trane Technologies PLC	3,244	1,067,049
Vulcan Materials Co.(a)	421	104,694
		2,455,813

Chemicals - 0.7%
Air Products and Chemicals, Inc.	669	172,635
Albemarle Corp.(a)	294	28,083
Celanese Corp.	2,381	321,173
CF Industries Holdings, Inc.	561	41,581
Dow, Inc.	2,169	115,065
DuPont de Nemours, Inc.	9,071	730,125
Eastman Chemical Co.	373	36,543
Ecolab, Inc.	844	200,872
FMC Corp.	2,733	157,284
International Flavors & Fragrances, Inc.	798	75,978

Linde PLC	1,450	636,274
LyondellBasell Industries NV - Class A	1,011	96,712
PPG Industries, Inc.	729	91,774
The Mosaic Co.	982	28,380
The Sherwin-Williams Co.	785	234,268
		2,966,747

Commercial Services - 1.5%
Automatic Data Processing, Inc.	8,182	1,952,962
Cintas Corp.	276	193,272
Corpay, Inc.(b)	1,739	463,287
CoStar Group, Inc.(b)	1,281	94,973
Equifax, Inc.(a)	335	81,224
Gartner, Inc.(b)	211	94,752
Global Payments, Inc.	775	74,943
MarketAxess Holdings, Inc.	93	18,649
Moody's Corp.	509	214,253
PayPal Holdings, Inc.(b)	26,643	1,546,093
Quanta Services, Inc.	444	112,816
Rollins, Inc.	1,530	74,649
S&P Global, Inc.	934	416,564
United Rentals, Inc.	1,488	962,334
Verisk Analytics, Inc.	396	106,742
		6,407,513

Computers - 8.8%
Accenture PLC - Class A	10,025	3,041,685
Apple, Inc.	133,295	28,074,593
Cognizant Technology Solutions Corp. - Class A	4,344	295,392
Crowdstrike Holdings, Inc. - Class A(b)	632	242,176
EPAM Systems, Inc.(b)	525	98,758
Fortinet, Inc.(b)	2,180	131,389
Hewlett Packard Enterprise Co.	9,679	204,904
HP, Inc.	25,551	894,796
International Business Machines Corp.	11,698	2,023,169
Leidos Holdings, Inc.	3,217	469,296
NetApp, Inc.	4,930	634,984
Seagate Technology Holdings PLC	569	58,761
Super Micro Computer, Inc.(a)(b)	1,328	1,088,097
Western Digital Corp.(b)	824	62,434
		37,320,434

Cosmetics & Personal Care - 1.3%
Colgate-Palmolive Co.	18,139	1,760,208
Kenvue, Inc.	5,855	106,444
The Estee Lauder Company, Inc. - Class A	1,094	116,402
The Procter & Gamble Co.	21,892	3,610,429
		5,593,483

Distribution & Wholesale - 0.4%
Copart, Inc.(b)	2,678	145,041
Fastenal Co.	1,743	109,530
LKQ Corp.	5,867	244,009
Pool Corp.(a)	116	35,650
W.W. Grainger, Inc.	1,106	997,877
		1,532,107

Diversified Financial Services - 4.1%
American Express Co.	6,340	1,468,027
Ameriprise Financial, Inc.	890	380,199

BlackRock, Inc.	1,383	1,088,864
Capital One Financial Corp.	3,116	431,410
Cboe Global Markets, Inc.	292	49,658
CME Group, Inc.	1,089	214,097
Discover Financial Services	2,200	287,782
Franklin Resources, Inc.(a)	12,941	289,231
Intercontinental Exchange, Inc.	12,520	1,713,863
Invesco Ltd.	3,885	58,120
Mastercard, Inc. - Class A	8,412	3,711,038
Nasdaq, Inc.	1,467	88,401
Raymond James Financial, Inc.(a)	726	89,741
Synchrony Financial	2,618	123,543
T. Rowe Price Group, Inc.	2,168	249,992
The Charles Schwab Corp.	12,084	890,470
Visa, Inc. - Class A	24,378	6,398,494
		17,532,930

Electric - 0.8%
Alliant Energy Corp.	777	39,549
Ameren Corp.(a)	829	58,950
American Electric Power Co., Inc.	1,583	138,892
CenterPoint Energy, Inc.	2,040	63,199
CMS Energy Corp.	874	52,029
Consolidated Edison, Inc.	1,004	89,778
Constellation Energy Corp.	858	171,832
Dominion Energy, Inc.	2,532	124,068
DTE Energy Co.	657	72,934
Duke Energy Corp.	2,359	236,443
Edison International	1,169	83,946
Entergy Corp.	667	71,369
Evergy, Inc.	724	38,350
Eversource Energy	1,011	57,334
Exelon Corp.	3,023	104,626
FirstEnergy Corp.(a)	1,751	67,011
NextEra Energy, Inc.	6,215	440,084
NRG Energy, Inc.	5,009	390,001
PG&E Corp.	18,614	325,000
Pinnacle West Capital Corp.	278	21,234
PPL Corp.	2,313	63,954
Public Service Enterprise Group, Inc.	1,521	112,098
Sempra	1,903	144,742
The AES Corp.(a)	2,117	37,196
The Southern Co.	3,287	254,973
Vistra Corp.	1,084	93,202
WEC Energy Group, Inc.	936	73,438
Xcel Energy, Inc.	1,716	91,652
		3,517,884

Electrical Components & Equipment - 0.2%
AMETEK, Inc.	693	115,530
Eaton Corp. PLC	1,214	380,650
Emerson Electric Co.	1,751	192,890
Generac Holdings, Inc.(a)(b)	1,317	174,134
		863,204

Electronics - 1.0%
Allegion PLC	279	32,964
Amphenol Corp. - Class A	13,923	937,993
Fortive Corp.	1,099	81,436
Garmin Ltd.	4,492	731,837

Honeywell International, Inc.	3,786	808,462
Hubbell, Inc.(a)	161	58,842
Jabil, Inc.	2,988	325,065
Keysight Technologies, Inc.(b)	543	74,255
Mettler-Toledo International, Inc.(b)	55	76,867
TE Connectivity Ltd.	6,804	1,023,526
Trimble, Inc.(b)	787	44,009
		4,195,256

Energy - Alternate Sources - 0.0%(c)
Enphase Energy, Inc.(b)	340	33,902
First Solar, Inc.(b)	292	65,834
		99,736

Engineering & Construction - 0.1%
Jacobs Solutions, Inc.	2,970	414,939

Entertainment - 0.1%
Caesars Entertainment, Inc.(b)	5,596	222,385
Live Nation Entertainment, Inc.(b)	727	68,149
		290,534

Environmental Control - 0.1%
Pentair PLC	459	35,192
Republic Services, Inc.	922	179,182
Veralto Corp.	758	72,366
Waste Management, Inc.	1,222	260,701
		547,441

Food - 1.1%
Campbell Soup Co.(a)	915	41,349
Conagra Brands, Inc.	10,834	307,902
General Mills, Inc.	1,715	108,491
Hormel Foods Corp.	11,953	364,447
Kellanova	8,960	516,813
Lamb Weston Holdings, Inc.	373	31,362
McCormick & Co., Inc.	814	57,745
Mondelez International, Inc. - Class A	15,448	1,010,917
Sysco Corp.	1,502	107,228
The Hershey Co.	620	113,975
The J.M. Smucker Co.	307	33,475
The Kraft Heinz Co.	29,597	953,615
The Kroger Co.	15,802	788,994
Tyson Foods, Inc. - Class A	1,038	59,311
		4,495,624

Forest Products & Paper - 0.1%
International Paper Co.(a)	8,237	355,426

Gas - 0.0%(c)
Atmos Energy Corp.	379	44,211
NiSource, Inc.(a)	1,330	38,317
		82,528

Hand & Machine Tools - 0.1%
Snap-on, Inc.	1,276	333,534
Stanley Black & Decker, Inc.	3,353	267,871
		601,405

Healthcare - Products - 2.0%
Abbott Laboratories	15,163	1,575,587
Agilent Technologies, Inc.	895	116,019
Align Technology, Inc.(b)	191	46,113
Baxter International, Inc.	1,571	52,550
Bio-Techne Corp.	384	27,514
Boston Scientific Corp.(b)	4,257	327,831
Danaher Corp.	6,442	1,609,534
Edwards Lifesciences Corp.(b)	1,840	169,961
GE HealthCare Technologies, Inc.(a)	1,368	106,594
Hologic, Inc.(b)	705	52,346
IDEXX Laboratories, Inc.(b)	225	109,620
Insulet Corp.(b)	167	33,701
Intuitive Surgical, Inc.(b)	949	422,163
Medtronic PLC	29,054	2,286,840
ResMed, Inc.(a)	441	84,416
Revvity, Inc.	363	38,064
STERIS PLC	246	54,007
Stryker Corp.	1,031	350,798
Teleflex, Inc.	116	24,398
The Cooper Cos., Inc.	509	44,436
Thermo Fisher Scientific, Inc.	1,161	642,033
Waters Corp.(b)	149	43,228
West Pharmaceutical Services, Inc.	199	65,549
Zimmer Biomet Holdings, Inc.	633	68,699
		8,352,001

Healthcare - Services - 1.4%
Catalent, Inc.(b)	440	24,741
Centene Corp.(b)	1,652	109,527
Charles River Laboratories International, Inc.(b)	125	25,822
DaVita, Inc.(a)(b)	273	37,830
Elevance Health, Inc.	712	385,804
HCA Healthcare, Inc.	5,735	1,842,541
Humana, Inc.	2,695	1,006,987
IQVIA Holdings, Inc.(b)	507	107,200
Molina Healthcare, Inc.(b)	1,292	384,112
Quest Diagnostics, Inc.	333	45,581
UnitedHealth Group, Inc.	3,118	1,587,873
Universal Health Services, Inc. - Class B	1,468	271,477
		5,829,495

Healthcare-Products - 0.0%(c)
Solventum Corp.(b)	3,774	199,569

Healthcare-Services - 0.0%(c)
Labcorp Holdings, Inc.	269	54,744

Home Builders - 0.2%
D.R. Horton, Inc.	1,005	141,635
Lennar Corp. - Class A	2,440	365,683
NVR, Inc.(b)	9	68,297
PulteGroup, Inc.	3,816	420,141
		995,756

Household Products & Wares - 0.4%
Avery Dennison Corp.	1,776	388,322
Church & Dwight Co., Inc.	736	76,309
Kimberly-Clark Corp.	8,777	1,212,981
The Clorox Co.	372	50,767
		1,728,379

Insurance - 3.5%
Aflac, Inc.	1,762	157,364
Allstate Corp.	797	127,249
American International Group, Inc.	4,819	357,763
Aon PLC - Class A	4,387	1,287,935
Arch Capital Group Ltd.(b)	1,140	115,015
Arthur J Gallagher & Co.	661	171,404
Assurant, Inc.	140	23,275
Berkshire Hathaway, Inc. - Class B(b)	19,553	7,954,160
Brown & Brown, Inc.	7,135	637,940
Chubb Ltd.	3,719	948,643
Cincinnati Financial Corp.	408	48,185
Everest Group Ltd.	118	44,960
Globe Life, Inc.	271	22,298
Loews Corp.	4,829	360,920
Marsh & McLennan Company, Inc.	1,491	314,184
MetLife, Inc.	2,176	152,733
Principal Financial Group, Inc.	713	55,935
Prudential Financial, Inc.	7,888	924,395
The Hartford Financial Services Group, Inc.	965	97,021
The Progressive Corp.	1,794	372,632
The Travelers Company, Inc.	695	141,321
W.R. Berkley Corp.	778	61,135
Willis Towers Watson PLC	2,439	639,359
		15,015,826

Internet - 14.8%
Airbnb, Inc. - Class A(b)	1,777	269,447
Alphabet, Inc. - Class A	118,364	21,560,003
Amazon.com, Inc.(b)	108,496	20,966,852
Booking Holdings, Inc.	172	681,378
CDW Corp.	2,944	658,985
eBay, Inc.	13,302	714,583
Etsy, Inc.(b)	277	16,337
Expedia Group, Inc.(b)	425	53,546
F5, Inc.(b)	1,378	237,333
Gen Digital, Inc.	16,794	419,514
GoDaddy, Inc. - Class A(b)	525	73,348
Match Group, Inc.(a)(b)	6,423	195,131
Meta Platforms, Inc. - Class A	26,460	13,341,661
Netflix, Inc.(b)	3,716	2,507,854
Palo Alto Networks, Inc.(b)	897	304,092
Uber Technologies, Inc.(b)	5,612	407,880
VeriSign, Inc.(b)	2,233	397,027
		62,804,971

Iron & Steel - 0.0%(c)
Nucor Corp.	758	119,825
Steel Dynamics, Inc.	490	63,455
		183,280

Leisure Time - 0.1%
Carnival Corp.(a)(b)	3,573	66,887
Norwegian Cruise Line Holdings Ltd.(b)	1,320	24,803
Royal Caribbean Cruises Ltd.(a)(b)	780	124,355
		216,045

Lodging - 0.3%
Hilton Worldwide Holdings, Inc.	771	168,232

Las Vegas Sands Corp.	16,282	720,478
Marriott International, Inc. - Class A	870	210,340
MGM Resorts International(b)	1,015	45,107
Wynn Resorts Ltd.	2,351	210,415
		1,354,572

Machinery - Construction & Mining - 1.0%
Caterpillar, Inc.	12,760	4,250,356

Machinery - Diversified - 0.9%
Deere & Co.(a)	845	315,717
Dover Corp.	3,062	552,538
IDEX Corp.	187	37,624
Ingersoll Rand, Inc.	8,773	796,939
Nordson Corp.	1,251	290,157
Otis Worldwide Corp.	9,544	918,706
Rockwell Automation, Inc.	321	88,365
Westinghouse Air Brake Technologies Corp.	3,922	619,872
Xylem, Inc.	661	89,652
		3,709,570

Machinery-Construction & Mining - 0.0%(c)
GE Vernova, Inc.(b)	848	145,440

Media - 1.3%
Charter Communications, Inc. - Class A(a)(b)	3,196	955,476
Comcast Corp. - Class A(a)	12,027	470,977
FactSet Research Systems, Inc.	93	37,969
Fox Corp. - Class A(a)	1,450	49,837
News Corp. - Class A	1,741	47,999
Paramount Global - Class B(a)	13,430	139,538
The Walt Disney Co.	37,519	3,725,262
Warner Bros Discovery, Inc.(a)(b)	7,460	55,502
		5,482,560

Mining - 0.1%
Freeport-McMoRan, Inc.	4,344	211,118
Newmont Corp.	3,002	125,694
		336,812

Miscellaneous Manufacturing - 1.4%
3M Co.	11,779	1,203,696
A.O. Smith Corp.	3,801	310,846
Axon Enterprise, Inc.(b)	205	60,319
General Electric Co.	4,758	756,379
Illinois Tool Works, Inc.	6,482	1,535,975
Parker-Hannifin Corp.	2,796	1,414,245
Teledyne Technologies, Inc.(b)	129	50,049
Textron, Inc.	4,642	398,562
		5,730,071

Office - Business Equipment - 0.0%(c)
Zebra Technologies Corp. - Class A(b)	143	44,177

Oil & Gas - 2.5%
APA Corp.(a)	918	27,026
Chevron Corp.	13,345	2,087,425
ConocoPhillips	3,557	406,850
Coterra Energy, Inc.	2,265	60,408

Devon Energy Corp.	9,277	439,730
Diamondback Energy, Inc.	3,896	779,940
EOG Resources, Inc.	1,743	219,391
EQT Corp.(a)	1,073	39,680
Exxon Mobil Corp.	30,524	3,513,923
Hess Corp.	837	123,474
Marathon Oil Corp.	1,742	49,943
Marathon Petroleum Corp.	1,076	186,664
Occidental Petroleum Corp.	2,644	166,651
Phillips 66	9,287	1,311,046
Valero Energy Corp.	7,326	1,148,424
		10,560,575

Oil & Gas Services - 0.1%
Baker Hughes Co.	9,022	317,304
Halliburton Co.	2,684	90,665
Schlumberger NV	4,177	197,071
		605,040

Packaging & Containers - 0.2%
Amcor PLC	4,387	42,905
Ball Corp.	6,904	414,378
Packaging Corp of America	2,081	379,907
Westrock Co.	795	39,957
		877,147

Pharmaceuticals - 4.6%
AbbVie, Inc.	5,381	922,949
Becton Dickinson & Co.	861	201,224
Bristol-Myers Squibb Co.	44,143	1,833,259
Cardinal Health, Inc.	5,286	519,720
Cencora, Inc.	4,388	988,616
CVS Health Corp.	27,591	1,629,524
Dexcom, Inc.(b)	1,028	116,555
Eli Lilly & Co.	2,466	2,232,667
Henry Schein, Inc.(b)	386	24,743
Johnson & Johnson	33,526	4,900,160
McKesson Corp.	2,773	1,619,543
Merck & Co., Inc.	12,025	1,488,695
Pfizer, Inc.	17,241	482,403
The Cigna Group	6,443	2,129,863
Viatris, Inc.(a)	3,651	38,810
Zoetis, Inc.	1,380	239,237
		19,367,968

Pipelines - 0.1%
Kinder Morgan, Inc.	6,736	133,844
ONEOK, Inc.	1,597	130,236
Targa Resources Corp.	676	87,055
Williams Cos., Inc.	3,462	147,135
		498,270

Private Equity - 0.4%
Blackstone, Inc.	6,287	778,331
KKR & Co., Inc.(a)	7,696	809,927
		1,588,258

Retail - 6.0%
AutoZone, Inc.(b)	51	151,169
Bath & Body Works, Inc.	4,943	193,024

Best Buy Co., Inc.	4,787	403,496
CarMax, Inc.(b)	394	28,896
Chipotle Mexican Grill, Inc.(b)	3,700	231,805
Costco Wholesale Corp.	1,288	1,094,787
Darden Restaurants, Inc.(a)	2,588	391,616
Dollar General Corp.	689	91,106
Dollar Tree, Inc.(b)	657	70,148
Domino's Pizza, Inc.	89	45,953
Genuine Parts Co.	3,065	423,951
Lowe's Company, Inc.	12,484	2,752,223
Lululemon Athletica, Inc.(b)	2,786	832,178
McDonald's Corp.	11,872	3,025,461
O'Reilly Automotive, Inc.(b)	162	171,082
Ross Stores, Inc.	7,377	1,072,026
Starbucks Corp.	3,484	271,229
Target Corp.	10,086	1,493,131
The Home Depot, Inc.	21,416	7,372,244
The TJX Company, Inc.	21,614	2,379,701
Tractor Supply Co.	295	79,650
Ulta Beauty, Inc.(b)	1,078	415,968
Walgreens Boots Alliance, Inc.(a)	18,841	227,882
Walmart, Inc.	24,411	1,652,869
Yum! Brands, Inc.(a)	3,360	445,066
		25,316,661

Semiconductors - 9.9%
Advanced Micro Devices, Inc.(b)	4,248	689,068
Analog Devices, Inc.	1,482	338,281
Applied Materials, Inc.	7,209	1,701,252
Broadcom, Inc.	3,141	5,042,970
Intel Corp.	12,879	398,863
KLA Corp.	1,170	964,677
Lam Research Corp.	1,139	1,212,864
Microchip Technology, Inc.	1,609	147,223
Micron Technology, Inc.	9,611	1,264,135
Monolithic Power Systems, Inc.	123	101,067
NVIDIA Corp.	190,728	23,562,537
NXP Semiconductors NV	779	209,621
ON Semiconductor Corp.(b)	1,216	83,357
Qorvo, Inc.(b)	2,101	243,800
QUALCOMM, Inc.	24,570	4,893,853
Skyworks Solutions, Inc.	3,492	372,177
Teradyne, Inc.	386	57,240
Texas Instruments, Inc.	2,778	540,404
		41,823,389

Shipbuilding - 0.0%(c)
Huntington Ingalls Industries, Inc.	126	31,038

Software - 10.6%
Adobe, Inc.(b)	1,364	757,757
Akamai Technologies, Inc.(b)	393	35,401
ANSYS, Inc.(b)	768	246,912
Autodesk, Inc.(b)	651	161,090
Broadridge Financial Solutions, Inc.	349	68,753
Cadence Design Systems, Inc.(b)	2,370	729,368
Dayforce, Inc.(a)(b)	355	17,608
Electronic Arts, Inc.	2,332	324,918
Fair Isaac Corp.(b)	67	99,740
Fidelity National Information Services, Inc.	1,768	133,237
Fiserv, Inc.(b)	14,484	2,158,695

Intuit, Inc.	849	557,971
Jack Henry & Associates, Inc.	214	35,528
Microsoft Corp.	75,173	33,598,572
MSCI, Inc.	215	103,576
Oracle Corp.	7,832	1,105,878
Paychex, Inc.(a)	1,095	129,823
Paycom Software, Inc.	1,247	178,371
PTC, Inc.(a)(b)	326	59,224
Roper Technologies, Inc.	936	527,586
Salesforce, Inc.	8,430	2,167,353
ServiceNow, Inc.(b)	556	437,389
Synopsys, Inc.(b)	1,334	793,810
Take-Two Interactive Software, Inc.(b)	1,510	234,790
Tyler Technologies, Inc.(b)	115	57,820
		44,721,170

Telecommunications - 4.0%
Arista Networks, Inc.(b)	834	292,300
AT&T, Inc.	156,527	2,991,231
Cisco Systems, Inc.	82,826	3,935,063
Corning, Inc.	2,484	96,503
Juniper Networks, Inc.	935	34,090
Motorola Solutions, Inc.	3,651	1,409,469
T-Mobile US, Inc.	24,695	4,350,765
Verizon Communications, Inc.	92,670	3,821,711
		16,931,132

Toys, Games & Hobbies - 0.0%(c)
Hasbro, Inc.	3,251	190,183

Transportation - 0.8%
C.H. Robinson Worldwide, Inc.	371	32,693
CSX Corp.	42,796	1,431,526
Expeditors International of Washington, Inc.	438	54,658
FedEx Corp.	1,796	538,513
J.B. Hunt Transport Services, Inc.	259	41,440
Norfolk Southern Corp.	679	145,775
Old Dominion Freight Line, Inc.	572	101,015
Union Pacific Corp.	2,920	660,679
United Parcel Service, Inc. - Class B	2,597	355,399
		3,361,698

Water - 0.0%(c)
American Water Works Co., Inc.	532	68,713
TOTAL COMMON STOCKS (Cost $348,712,843)		419,788,660

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares	Value
Alexandria Real Estate Equities, Inc.	516	60,357
American Tower Corp.	1,416	275,242
AvalonBay Communities, Inc.	363	75,101
Boston Properties, Inc.	387	23,824
Camden Property Trust	285	31,096
CBRE Group, Inc. - Class A(b)	898	80,021
Crown Castle, Inc.	1,319	128,866
Digital Realty Trust, Inc.	973	147,945
Equinix, Inc.	256	193,690
Equity Residential	1,150	79,741
Essex Property Trust, Inc.	167	45,457
Extra Space Storage, Inc.	596	92,624
Federal Realty Investment Trust	234	23,627

Healthpeak Properties, Inc.	1,769	34,672
Host Hotels & Resorts, Inc.(a)	2,115	38,028
Invitation Homes, Inc.	1,953	70,093
Iron Mountain, Inc.	788	70,621
Kimco Realty Corp.	2,091	40,691
Mid-America Apartment Communities, Inc.	288	41,072
Prologis, Inc.	2,773	311,436
Public Storage	477	137,209
Realty Income Corp.	4,639	245,032
Regency Centers Corp.	419	26,062
SBA Communications Corp.	324	63,601
Simon Property Group, Inc.	1,003	152,255
UDR, Inc.	1,020	41,973
Ventas, Inc.	1,282	65,715
VICI Properties, Inc.	2,585	74,034
Welltower, Inc.	1,582	164,924
Weyerhaeuser Co.	2,301	65,325
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,695,330)		2,900,334

SHORT-TERM INVESTMENTS – 1.9%
Investments Purchased with Proceeds from Securities Lending – 1.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.25%(d)(e)	7,890,332	7,890,332
		7,890,332

Money Market Funds - 0.1%	Shares
First American Government Obligations Fund - Class X, 5.23%(d)	428,955	428,955
TOTAL SHORT-TERM INVESTMENTS (Cost $8,319,287)		8,319,287

TOTAL INVESTMENTS – 101.8% (Cost $359,727,461)		$431,008,281
Liabilities in Excess of Other Assets - (1.8)%		(7,739,060)
TOTAL NET ASSETS - 100.0%		$423,269,221

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $7,645,786 which represented 1.8% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $7,890,332 which represented 1.8% of net assets.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Gotham Enhanced 500 ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$419,788,660	$—	$—	$419,788,660
Real Estate Investment Trusts	2,900,334	—	—	2,900,334
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,890,332
Money Market Funds	428,955	—	—	428,955
Total Investments	$423,117,949	$—	$—	$431,008,281

Refer to the Schedule of Investments for additional information.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.